Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 302	$ 178	$ 887	$ 533
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation					$ 713	$ 676	$ 669